Expense Example - iShares Systematic Alternatives Active ETF - iShares Systematic Alternatives Active ETF	Nov. 07, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315